PENSION AND OTHER SAVING PLANS - Information on Plan Assets (Details) (Pension [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Unrealized (loss) gain	$ 18,414	$ 11,502
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	134,149	121,887
Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	2,717	13,796
Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	131,182	107,477
Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, beginning balance	614	1,050
Unrealized (loss) gain	5	96
Settlements	(369)	(532)
Plan assets, ending balance	250	614
Large-cap pooled separate accounts [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	48,983	50,589
Large-cap pooled separate accounts [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Large-cap pooled separate accounts [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	48,983	50,589
Large-cap pooled separate accounts [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
International blend [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	18,191	10,294
International blend [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
International blend [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	18,191	10,294
International blend [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Fixed income domestic [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	40,944	42,744
Fixed income domestic [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Fixed income domestic [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	40,944	42,744
Fixed income domestic [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Fixed income long term [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	17,797
Fixed income long term [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0
Fixed income long term [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	17,797
Fixed income long term [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0
Stable value [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	5,267	3,850
Stable value [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Stable value [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	5,267	3,850
Stable value [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Debt securities funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation - minimum	40.00%
Target asset allocation - maximum	80.00%
Registered investment companies - growth fund [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	10,295
Registered investment companies - growth fund [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	10,295
Registered investment companies - growth fund [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Registered investment companies - growth fund [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Limited partnerships and limited liability companies [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	250	614
Limited partnerships and limited liability companies [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Limited partnerships and limited liability companies [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Limited partnerships and limited liability companies [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	250	614
Westmoreland Coal common stock [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	2,255	3,500
Westmoreland Coal common stock [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	2,255	3,500
Westmoreland Coal common stock [Member] | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Westmoreland Coal common stock [Member] | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation - minimum	0.00%
Target asset allocation - maximum	10.00%
Cash and cash equivalents | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	462	1
Cash and cash equivalents | Quoted prices in active markets for identical assets - Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	462	1
Cash and cash equivalents | Significant other observable inputs - Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	0	0
Cash and cash equivalents | Significant unobservable inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, ending balance	$ 0	$ 0
Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation - minimum	20.00%
Target asset allocation - maximum	60.00%
Other asset category [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation - minimum	0.00%
Target asset allocation - maximum	10.00%